CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cost of Revenues
Share-based compensation expenses	¥ 319	$ 46	¥ 335	¥ 71
Sales and Marketing Expenses
Share-based compensation expenses	2,252	324	1,651	370
Research and Development Expenses
Share-based compensation expenses	3,955	570	3,347	449
General and Administrative Expenses
Share-based compensation expenses	¥ 4,103	$ 591	¥ 3,473	¥ 2,992